LEASE (Details Narrative) - USD ($)				1 Months Ended		6 Months Ended
	Sep. 08, 2021	Aug. 02, 2021	Aug. 02, 2021	May 26, 2021	Jun. 24, 2019	Sep. 30, 2022	Dec. 31, 2021	Aug. 01, 2021	Jun. 02, 2021
Deposit						$ 1,000,000	$ 1,000,000
NATURALSHRIMP INCORPORATED [Member]
Monthly lease payment	$ 300	$ 7,000	$ 7,000		$ 5,000	$ 1,727
Lease termination date		Oct. 31, 2025		Oct. 31, 2025		Oct. 31, 2025
Monthly lease rent payment				$ 1,727
Deposit									$ 52,362
Security deposit									$ 17,454
Lease liability values	$ 17,000	$ 316,000	$ 316,000		$ 275,400			$ 316,000
Borrowing rate	5.75%		5.75%		5%